UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                               1536 Holmes Street
                          Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                               1536 Holmes Street
                          Livermore, California 94550


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF AUGUST 31, 2010
(UNAUDITED)


   Shares                                                             Value
   ------                                                         -------------

           COMMON STOCKS                            95.2%
           MAJOR GOLD PRODUCERS                     32.2%
  225,000  AngloGold Ashanti Ltd. ADR                             $   9,515,250
   75,000  Barrick Gold Corp.                                         3,507,000
  270,000  Gold Fields Ltd. ADR                                       3,801,600
  500,050  Goldcorp, Inc.                                            22,112,211
  430,680  Kinross Gold Corp.                                         7,287,106
  107,333  Lihir Gold Ltd.                                              443,451
   32,200  Lihir Gold Ltd. ADR                                        1,330,359
  116,500  Newmont Mining Corp.                                       7,143,780
                                                                  -------------
                                                                     55,140,757
                                                                  -------------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS     34.2%
  161,860  Agnico-Eagle Mines Ltd.                                   10,516,044
  500,000  Centerra Gold, Inc.                                        7,019,271
  430,000  Eldorado Gold Corp.                                        8,410,800
  155,833  Eldorado Gold Corp. CDI                                    2,982,257
  504,800  IAMGOLD Corp.                                              9,459,952
  250,000  Northgate Minerals Corp.*                                    754,912
  140,000  Randgold Resources Ltd. ADR                               12,948,600
  634,750  Yamana Gold, Inc.                                          6,417,323
                                                                  -------------
                                                                     58,509,159
                                                                  -------------
           JUNIOR GOLD PRODUCERS                    13.1%
  227,000  Argonaut Gold Ltd.*                                          617,339
  120,000  Aura Minerals, Inc.*                                         417,499
  250,000  Aurizon Mines Ltd.*                                        1,660,000
  291,200  Claude Resources, Inc.*                                      346,813
  305,500  Dundee Precious Metals, Inc.*                              1,363,699
  150,000  Jaguar Mining, Inc.*                                         883,387
  281,011  Kingsgate Consolidated Ltd.                                2,505,165
  200,000  New Gold, Inc.*                                            1,280,000
  184,000  Primero Mining Corp.*                                        883,462
  300,000  Red Back Mining, Inc.*                                     8,954,846
  665,500  San Gold Corp.*                                            2,508,848
  133,700  SEMAFO, Inc.*                                              1,095,830
                                                                  -------------
                                                                     22,516,888
                                                                  -------------
           EXPLORATION AND DEVELOPMENT COMPANIES     8.6%
  250,000  Anatolia Minerals Development Ltd.*                        1,697,379
  240,000  Andina Minerals, Inc.*                                       328,597
  400,000  Argentex Mining Corp.*                                       208,000
1,460,000  Avala Resources Ltd.*                                        588,737
  500,000  B2Gold Corp.*                                                890,889
  154,000  Bison Gold Resources, Inc.*                                   25,995

   50,000  Corvus Gold, Inc.*                                     $      35,636
  500,000  Evolving Gold Corp.*                                         351,667
  829,500  Grayd Resource Corp.*                                        723,435
  250,000  Great Basin Gold Ltd.*                                       537,500
  100,000  International Tower Hill Mines Ltd.*                         623,623
  100,000  Keegan Resources, Inc.*                                      653,000
  300,000  MAG Silver Corp.*                                          2,292,868
  700,000  Millrock Resources, Inc.*                                    393,867
  146,400  Nevsun Resources Ltd.*                                       677,832
  472,000  Peregrine Metals Ltd.*                                       212,463
  300,000  Rainy River Resources Ltd.*                                1,941,201
  300,000  Sabina Silver Corp.*                                         979,041
2,616,000  Sutter Gold Mining, Inc.*                                    245,323
  100,000  Tahoe Resources, Inc.*                                       754,912
  500,000  Torex Gold Resources, Inc.*                                  604,867
                                                                  -------------
                                                                     14,766,832
                                                                  -------------
           PRIMARY SILVER PRODUCERS                  3.9%
  225,000  Fortuna Silver Mines, Inc.*                                  565,480
   48,075  Pan American Silver Corp.                                  1,190,818
  216,599  Silver Wheaton Corp.*                                      4,885,081
                                                                  -------------
                                                                      6,641,379
                                                                  -------------
           OTHER                                     3.2%
  200,000  Altius Minerals Corp.*                                     1,905,566
   14,800  Franco-Nevada Corp.                                          441,495
   65,000  Royal Gold, Inc.                                           3,189,550
                                                                  -------------
                                                                      5,536,611
                                                                  -------------

            TOTAL COMMON STOCKS
            (Cost $42,680,888)                                      163,111,626
                                                                  -------------

           EXCHANGE TRADED FUNDS                     4.6%
   65,000  SPDR Gold Trust*                                           7,934,550
                                                                  -------------

            TOTAL EXCHANGE TRADED FUNDS
            (Cost $2,873,650)                                         7,934,550
                                                                  -------------

           WARRANTS                                  0.1%
  730,000  Avala Resources Ltd.*
             Exercise Price 0.50 CAD, Exp. 7/30/2013                         --
  150,000  EMC Metals Corp.*+#
            Exercise Price 3.35 CAD, Exp. 8/15/2011                          --
   37,500  Golden Predator Royalty & Development Corp.*
            Exercise Price 1.34 CAD, Exp. 8/15/2011                       4,396
   40,000  Primero Mining Corp.*
            Exercise Price 8.00 CAD, Exp. 7/20/2015                      58,892
  100,000  Yukon-Nevada Gold Corp.*
            Exercise Price 3.00 CAD, Exp. 6/20/2012                       8,909
                                                                  -------------

            TOTAL WARRANTS
             (Cost $0)                                                   72,197
                                                                  -------------

           SHORT-TERM INVESTMENT                     0.6%
1,101,851  UMB Money Market Fiduciary, 0.02%                      $   1,101,851
                                                                  -------------

           TOTAL SHORT-TERM INVESTMENT
            (Cost $1,101,851)                                         1,101,851
                                                                  -------------


            TOTAL INVESTMENTS
             (Cost $46,656,389)                    100.5%           172,220,224
           LIABILITIES LESS OTHER ASSETS           (0.5)%              (890,276)
                                                                  -------------
           TOTAL NET ASSETS                        100.0%         $ 171,329,948
                                                                  =============

ADR - American Depository Receipt.

CDI - CHESS Depositary Interests. A CDI is a financial product quoted on the Australian Stock Exchange that confers a beneficial interest in the foreign financial product to which it relates. For example, if a foreign company issues CDIs, the holders of the CDIs obtain "beneficial ownership" of those foreign financial products. The main difference between holding CDIs and holding foreign financial products directly is that you have beneficial ownership of the equivalent number of foreign financial products instead of legal title. Legal title to the foreign financial products is held by a nominee company on behalf of CDI holders.

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                         Percent of
                                                         Investment
  Country                            Market Value        Securities
--------------------------------------------------------------------------------

  Australia                         $   2,505,165           1.5%
  Canada                              122,098,068          70.9
  Jersey                               12,948,600           7.5
  New Guinea                            1,773,810           1.0
  South Africa                         13,316,850           7.7
  United States(1)                     19,577,731          11.4
                                    -------------         -----
  Total                             $ 172,220,224         100.0%
                                    =============        ======


(1) Includes short-term securities.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued FAIR VALUE MEASUREMENTS AND DISCLOSURES effective for fiscal years and interim periods ending after November 15, 2007. FAIR VALUE MEASUREMENTS AND DISCLOSURES defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. The Fund adopted FAIR VALUE MEASUREMENTS AND DISCLOSURES during fiscal year 2008.

     Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. In April 2009, FASB issued DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("Determining Fair Value"), effective for interim and annual periods ending after June 15, 2009. Determining Fair Value expands existing FAIR VALUE MEASUREMENTS AND DISCLOSURES to include a breakout of the current FAIR VALUE MEASUREMENTS AND DISCLOSURES chart to add sector and/or security types. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets:


---------------------------------------- -------------- ----------- ---------- -------------
                     SECTOR                LEVEL 1        LEVEL 2    LEVEL 3       TOTAL
---------------------------------------- -------------- ----------- ---------- -------------
COMMON STOCKS
---------------------------------------- -------------- ----------- ---------- -------------

  Major Gold Producers                     $53,366,947  $1,773,810      -       $55,140,757
---------------------------------------- -------------- ----------- ---------- -------------

  Intermediate/Mid-Tier Gold Producers      58,509,159       -          -        58,509,159
---------------------------------------- -------------- ---------- ----------- -------------

  Junior Gold Producers                     22,516,888       -          -        22,516,888
---------------------------------------- -------------- ---------- ----------- -------------

  Exploration and Development Companies     14,766,832       -          -        14,766,832
---------------------------------------- -------------- ---------- ----------- -------------

  Primary Silver Producers                   6,641,379       -          -         6,641,379
---------------------------------------- -------------- ---------- ----------- -------------

  Other                                      5,536,611       -          -         5,536,611
---------------------------------------- -------------- ---------- ----------- -------------

EXCHANGE TRADED FUNDS                        7,934,550       -          -         7,934,550
---------------------------------------- -------------- ---------- ----------- -------------

SHORT-TERM INVESTMENT                        1,101,851       -          -         1,101,851
---------------------------------------- -------------- ---------- ----------- -------------
WARRANTS
---------------------------------------- -------------- ---------- ----------- -------------

  Junior Gold Producers                         63,288       -          -            63,288
---------------------------------------- -------------- ---------- ----------- -------------

  Exploration and Development Companies          8,909       -          -             8,909
---------------------------------------- -------------- ---------- ----------- -------------
TOTAL                                     $170,446,414  $1,773,810      -      $172,220,224
---------------------------------------- -------------- ----------- ---------- -------------


      A pending merger of a company held by the Fund at August 31, 2010 resulted in a Level 1 security becoming a Level 2 security as the security stopped trading and was priced by reference to the acquisition price. There were no other significant transfers between levels.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     In July 2006, FASB issued ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES in fiscal year 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009. At August 31, 2010, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.

     In March 2008, the FASB issued DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES effective for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES on May 31, 2009. DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows.

     Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund entered into two sets of warrants during the period ended August 31, 2010. At August 31, 2010, the Fund held warrants as listed on the Schedule of Investments.

NOTE 3. FEDERAL INCOME TAX INFORMATION

     At August 31, 2010, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

          Cost of investments . . . . . . . . . . . . . . . $ 48,999,492
                                                            ============
          Unrealized appreciation . . . . . . . . . . . . . $124,262,529
          Unrealized depreciation . . . . . . . . . . . . .   (1,034,842)
                                                            ------------
          Net unrealized appreciation on investments. . . . $123,227,687
                                                            ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ Gregory M. Orrell
    ----------------------
    Gregory M. Orrell
    President

Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregory M. Orrell
    ---------------------
    Gregory M. Orrell
    President

Date: October 26, 2010

By: /s/ Jacklyn Orrell
    ------------------
    Jacklyn Orrell
    Treasurer

Date: October 26, 2010